CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Statement of comprehensive income [abstract]
Revenue	$ 12,829	$ 16,924	$ 29,415	$ 32,132
Net income	(1,493)	704	(1,650)	1,960
Items that may be reclassified to net income
Financial contracts and power sale agreements	101	(134)	(636)	(130)
Marketable securities	180	(4)	140	41
Equity accounted investments	(13)	(82)	(186)	(78)
Foreign currency translation	423	45	(4,743)	311
Income taxes	(13)	18	28	7
Other comprehensive income that may be reclassified to net income	678	(157)	(5,397)	151
Items that will not be reclassified to net income
Revaluations of property, plant and equipment	(169)	2	(245)	2
Revaluation of pension obligations	(26)	(8)	(5)	(15)
Equity accounted investments	(202)	(3)	(220)	(4)
Marketable securities	270	(105)	120	262
Income taxes	(5)	4	(60)	(46)
Other comprehensive income that will not be reclassified to net income	(132)	(110)	(410)	199
Other comprehensive income (loss)	546	(267)	(5,807)	350
Comprehensive (loss) income	(947)	437	(7,457)	2,310
Attributable to:
Net income attributable to shareholders	(656)	399	(949)	1,014
Other comprehensive income (loss)	124	(160)	(1,484)	60
Comprehensive (loss) income	(532)	239	(2,433)	1,074
Net (loss) income	(837)	305	(701)	946
Other comprehensive income (loss)	422	(107)	(4,323)	290
Comprehensive (loss) income	(415)	198	(5,024)	1,236
Direct costs	9,446	13,385	22,155	24,970
Other income and gains	29	889	270	921
Consolidated equity accounted (loss) income	(631)	1,003	(843)	1,347
Interest expense	1,715	1,833	3,567	3,449
Corporate Costs	25	23	49	49
Fair value changes	(1,153)	(1,398)	(1,567)	(1,229)
Depreciation and amortisation expense	1,376	1,234	2,785	2,268
Tax expense (income)	$ 5	$ 239	$ 369	$ 475
Diluted	$ (0.43)	$ 0.24	$ (0.63)	$ 0.63
Basic	$ (0.43)	$ 0.25	$ (0.63)	$ 0.64